Cash and cash equivalents	12 Months Ended
Mar. 31, 2018
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Cash and cash equivalents
3.	Cash and cash equivalents

Cash and cash equivalents consist of the following:

	As at March 31,
	2018		2018		2017
	(In millions)
Cash balances	US$	4.8	Rs.	314.2	Rs.	326.2
Balances with banks (including deposits with original maturity of up to three months)		2,253.2		146,853.3		139,541.4

Total	US$	2,258.0	Rs.	147,167.5	Rs.	139,867.6